Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
10.	RELATED PARTY TRANSACTIONS

The Company`s 50%-owned joint venture Minera Exar entered in the following transactions with companies controlled by the family of the Company’s director and the President of Minera Exar S.A.:

-	Los Boros Option Agreement entered into with Grupo Minero Los Boros (Note 5);
-	Construction services contract for Cauchari-Olaroz project with Magna Construcciones S.R.L. for $2,411 (the Company’s portion is $1,206).

In 2017 Minera Exar paid director’s fee of $75 to its President, who is also the director of the Company.

10.	RELATED PARTY TRANSACTIONS (continued)

Compensation of Key Management

Up to August 14, 2017, the Company paid its non-executive directors a base annual fee of $35 per year and an additional $5 per year to a Committee Chair, $10 to the Company’s Audit Committee Chair, and $25 to the Company’s Board Chair.  In addition, the Company paid $1 per meeting in cash for Board meetings in excess of six meetings per year.

Effective August 14, 2017, the Company revised the remuneration of its non-executive directors to a base annual fee of $80 per year and an additional $18 per year to the Company’s Audit Committee Chair, $13 to the Company’s other Committee Chairs, and $40 to the Company’s Board Chair. In addition, the Company will pay $1 per meeting in cash for Board meetings in excess of six meeting per year. The fees will be settled through a combination of cash and the issuance of DSUs with each board member obligated to receive a minimum of 50% and a maximum of 100% of all such compensation in DSUs.

The remuneration of directors and members of the executive management team included:

	For the year ended December 31,	For the fifteen months ended December 31,
	2017 $	2016 $
Stock-based compensation	2,507	895
Bonuses - cash	1,425	-
Bonuses - stock-based	6,000	1,499
Salaries, benefits and directors fees included in general and administrative expenses	1,707	1,901
Salaries and benefits included in exploration expenditures	368	396
Salaries and benefits capitalized to Investment in the Joint Venture	127	-
	12,134	4,691

	As at December 31, 2017	As at December 31, 2016
	$	$
Total due to directors and executive team	265	411

There were no contractual or other commitments from the related party transactions.  The amounts due to related parties are unsecured, non-interest bearing and have no specific terms for repayment.